Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Payables And Accruals [Abstract]
Accrued Expenses

Accrued expenses at December 31, 2018 and 2017 consisted of the following:

	2018	2017 (1)
Accrued compensation	$5,585	$5,025
Direct container expense	5,501	4,521
Deferred revenue	4,245	4,245
Interest payable	3,810	3,157
Other	882	662
Total accrued expenses	$20,023	$17,610

(1)

Certain amount as of December 31, 2017 has been adjusted to defer acquisition fees of the managed fleet as earned over the deemed lease term (see Note 2 “Immaterial Reclassification and Adjustment of Prior Periods”).